INVESTMENT IN ASSOCIATE (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions			12 Months Ended
	Jan. 28, 2021 USD ($) shares	Jan. 28, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of associates [line items]
Investment in associate			$ 0.0	$ 9.0	$ 10.0
Investments In Subsidiaries, Joint Ventures And Associates, Foreign Exchange Gain (Loss)			(0.7)	0.6
Share of net loss from investment in associate, net of income taxes			(0.6)	$ (1.6)
Investments in subsidiaries, purchase of additional shares reported in separate financial statements			1.7
Sale of investment			$ (9.4)
INV Metals
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.50%	35.50%	0.00%	35.50%
Additional associate shares acquired | shares	4.8	4.8
Additional associate shares purchased (in cad per share) | $ / shares		$ 0.45
Purchase of additional shares of associate	$ 1.7	$ 2.2